Accounts Payable	12 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Accounts payable

Note 12. Accounts payable

Accounts payable consisted of the following:

	December 31, 2024	December 31, 2023
Account payable to the third parties	$8,095,509	$7,786,391
Total accounts payable	$8,095,509	$7,786,391